Components of Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Intangible assets	$ 0.7	$ 0.0
Property, plant, and equipment	12.6	20.5
Accounts receivable and other assets	1.0	0.4
Provisions	3.8	3.7
Liabilities	0.1	0.0
Tax losses carried forward	39.3	42.6
Unabsorbed capital allowance	43.1	46.2
Sub-total	100.6	113.5
Valuation allowance	(95.2)	(111.9)
Sub-total	5.4	1.6
Deferred tax liabilities
Intangible assets	0.8	0.1
Property, plant, and equipment	0.4	0.0
Financial assets	0.2	0.0
Accounts receivable and other assets	5.7	0.7
Liabilities	0.1	1.2
Sub-total	7.2	2.0
Current
Deferred tax assets
Intangible assets	0.0	0.0
Property, plant, and equipment	0.0	0.0
Accounts receivable and other assets	1.0	0.4
Provisions	0.6	0.5
Liabilities	0.0	0.0
Tax losses carried forward	3.0	1.0
Unabsorbed capital allowance	0.0	0.0
Sub-total	4.6	2.0
Valuation allowance	(4.0)	(1.9)
Sub-total	0.6	0.1
Deferred tax liabilities
Intangible assets	0.0	0.0
Property, plant, and equipment	0.0	0.0
Financial assets	0.2	0.0
Accounts receivable and other assets	5.7	0.7
Liabilities	0.1	1.2
Sub-total	6.0	1.9
Non-Current
Deferred tax assets
Intangible assets	0.7	0.0
Property, plant, and equipment	12.6	20.5
Accounts receivable and other assets	0.0	0.0
Provisions	3.2	3.2
Liabilities	0.1	0.0
Tax losses carried forward	36.3	41.6
Unabsorbed capital allowance	43.1	46.2
Sub-total	96.0	111.5
Valuation allowance	(91.2)	(110.0)
Sub-total	4.8	1.5
Deferred tax liabilities
Intangible assets	0.8	0.1
Property, plant, and equipment	0.4	0.0
Financial assets	0.0	0.0
Accounts receivable and other assets	0.0	0.0
Liabilities	0.0	0.0
Sub-total	$ 1.2	$ 0.1